Related Party Transactions - Transactions with Related Parties (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Transactions with related parties
Production costs	$ 2,546	$ 4,310